Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and 2020:
March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥38,671	¥0	¥38,671	¥0
Trading debt securities	1,564	0	1,564	0
Available-for-sale debt securities:	1,264,244	24,831	1,138,966	100,447
Japanese and foreign government bond securities*2	430,851	3,227	427,624	0
Japanese prefectural and foreign municipal bond securities	193,305	0	190,417	2,888
Corporate debt securities*3	487,997	21,604	459,235	7,158
CMBS and RMBS in the Americas	61,479	0	61,479	0
Other asset-backed securities and debt securities	90,612	0	211	90,401
Equity securities*4*5	425,593	68,631	295,769	61,193
Derivative assets:	15,495	299	9,924	5,272
Interest rate swap agreements	138	0	138	0
Options held/written and other	11,140	0	5,868	5,272
Futures, foreign exchange contracts	3,007	299	2,708	0
Foreign currency swap agreements	1,203	0	1,203	0
Credit derivatives written	7	0	7	0
Netting*6	(1,497)	0	0	0
Net derivative assets	13,998	0	0	0
Other assets:	12,449	0	0	12,449
Reinsurance recoverables*7	12,449	0	0	12,449

Total	¥1,758,016	¥93,761	¥1,484,894	¥179,361

Liabilities:
Derivative liabilities:	¥25,958	¥522	¥25,436	¥0
Interest rate swap agreements	17,439	0	17,439	0
Options held/written and other	2,809	0	2,809	0
Futures, foreign exchange contracts	5,336	522	4,814	0
Foreign currency swap agreements	364	0	364	0
Credit derivatives held	10	0	10	0
Netting*6	(1,497)	0	0	0
Net derivative Liabilities	24,461	0	0	0
Policy Liabilities and Policy Account Balances:	360,198	0	0	360,198
Variable annuity and variable life insurance contracts*8	360,198	0	0	360,198

Total	¥386,156	¥522	¥25,436	¥360,198

March 31, 2020

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥90,893	¥0	¥90,893	¥0
Trading debt securities	7,431	0	7,431	0
Available-for-sale debt securities:	1,631,185	21,490	1,521,342	88,353
Japanese and foreign government bond securities*2	653,945	3,301	650,644	0
Japanese prefectural and foreign municipal bond securities	250,355	0	247,523	2,832
Corporate debt securities*3	596,477	18,189	574,294	3,994
CMBS and RMBS in the Americas	48,672	0	48,672	0
Other asset-backed securities and debt securities	81,736	0	209	81,527
Equity securities*4*5	375,174	58,400	232,873	83,901
Derivative assets:	39,690	202	20,258	19,230
Options held/written and other	21,346	0	2,116	19,230
Futures, foreign exchange contracts	13,265	202	13,063	0
Foreign currency swap agreements	5,079	0	5,079	0
Netting*6	(9,152)	0	0	0
Net derivative assets	30,538	0	0	0
Other assets:	18,206	0	0	18,206
Reinsurance recoverables*7	18,206	0	0	18,206

Total	¥2,162,579	¥80,092	¥1,872,797	¥209,690

Liabilities:
Derivative liabilities:	¥73,649	¥2,471	¥71,178	¥0
Interest rate swap agreements	44,002	0	44,002	0
Options held/written and other	20,004	0	20,004	0
Futures, foreign exchange contracts	9,506	2,471	7,035	0
Foreign currency swap agreements	137	0	137	0
Netting*6	(9,152)	0	0	0
Net derivative Liabilities	64,497	0	0	0
Policy Liabilities and Policy Account Balances:	300,739	0	0	300,739
Variable annuity and variable life insurance contracts*8	300,739	0	0	300,739

Total	¥374,388	¥2,471	¥71,178	¥300,739

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of

¥
663 million, gains of ¥401 million and ¥5,220
million from the change in the fair value of the loans for fiscal 2018, 2019 and 2020,

respectively. No gains or losses were recognized in earnings during fiscal 2018, 2019 and 2020 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2020, were ¥84,906 million and ¥90,893 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥5,987 million. As of March 31, 2019 and 2020, there were no loans that are 90 days or more past due or, in non-accrual
status.
*2	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥12 million, ¥19 million and ¥8 million from the change in the fair value of those investments for fiscal 2018, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥420 million and ¥780 million as of March 31, 2019 and 2020, respectively.
*3	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥181 million, gains of ¥784 million and ¥210 million from the change in the fair value of those investments for fiscal 2018, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥21,136 million and ¥18,189 million as of March 31, 2019 and 2020, respectively.
*4	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,456 million, ¥1,141 million and ¥1,225 million from the change in the fair value of those investments for fiscal 2018, 2019 and 2020, respectively. The amounts of aggregate fair value elected the fair value option were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.
*5	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥12,100 million and ¥11,631 million as of March 31, 2019 and 2020, respectively.
*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥12,449 million and ¥18,206 million as of March 31, 2019 and 2020, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2018, 2019 and 2020, see Note 26 “Life Insurance Operations.”
*8	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held
.
The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥360,198 million and ¥300,739 million as of March 31, 2019 and 2020, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2018, 2019 and 2020, see Note 26 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2018, 2019 and 2020:
2018

	Millions of yen
	Balance at April 1, 2017	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2018*1
		Included in earnings*1	Included in other comprehensive income*2	Total

Available-for-sale securities	¥124,516	¥3,690	¥(5,717)	¥(2,027)	¥79,925	¥(37,942)	¥(43,555)	¥0	¥120,917	¥(35)
Corporate debt securities	1,618	0	2	2	2,050	0	(633)	0	3,037	0
CMBS and RMBS in the Americas	57,858	1,664	(3,248)	(1,584)	1,858	(3,347)	(18,775)	0	36,010	(97)
Other asset-backed securities and debt securities	65,040	2,026	(2,471)	(445)	76,017	(34,595)	(24,147)	0	81,870	62
Other securities	27,801	4,169	(1,976)	2,193	26,991	(19,106)	0	0	37,879	4,274
Investment funds	27,801	4,169	(1,976)	2,193	26,991	(19,106)	0	0	37,879	4,274
Derivative assets and liabilities (net)	5,233	(3,356)	0	(3,356)	2,024	0	(1,610)	0	2,291	(3,356)
Options held/written and other	5,233	(3,356)	0	(3,356)	2,024	0	(1,610)	0	2,291	(3,356)
Other asset	22,116	(11,191)	0	(11,191)	5,385	0	(1,302)	0	15,008	(11,191)
Reinsurance recoverables*5	22,116	(11,191)	0	(11,191)	5,385	0	(1,302)	0	15,008	(11,191)
Policy Liabilities and Policy Account Balances	605,520	(19,265)	0	(19,265)	0	0	(180,775)	0	444,010	(19,265)
Variable annuity and variable life insurance contracts*6	605,520	(19,265)	0	(19,265)	0	0	(180,775)	0	444,010	(19,265)

*1
Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

	Millions of yen
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2019*1
		Included in earnings*1	Included in other comprehensive income*2	Total

Available-for-sale debt securities	¥120,917	¥1,912	¥2,020	¥3,932	¥44,163	¥(23,241)	¥(27,221)	¥(18,103)	¥100,447	¥268
Japanese prefectural and foreign municipal bond securities	0	(553)	136	(417)	0	0	0	3,305	2,888	0
Corporate debt securities	3,037	0	4	4	3,100	0	(981)	1,998	7,158	0
CMBS and RMBS in the Americas	36,010	1,034	546	1,580	1,304	(6,711)	(8,777)	(23,406)	0	0
Other asset-backed securities and debt securities	81,870	1,431	1,334	2,765	39,759	(16,530)	(17,463)	0	90,401	268
Equity securities	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Investment funds	37,879	4,443	578	5,021	37,871	(1,080)	(18,498)	0	61,193	4,192
Derivative assets and liabilities (net)	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Options held/written and other	2,291	2,981	0	2,981	0	0	0	0	5,272	2,981
Other asset	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Reinsurance recoverables*5	15,008	(5,483)	0	(5,483)	3,572	0	(648)	0	12,449	(5,483)
Policy Liabilities and Policy Account Balances	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874
Variable annuity and variable life insurance contracts*6	444,010	7,874	321	8,195	0	0	(75,617)	0	360,198	7,874

	Millions of yen
										Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2020*1
	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at March 31, 2020
		Included in earnings *1	Included in other comprehensive income*2	Total
Available-for-sale debt securities	¥100,447	¥1,291	¥(13,721)	¥(12,430)	¥41,270	¥(3,925)	¥(34,018)	¥(2,991)	¥88,353	¥131
Japanese prefectural and foreign municipal bond securities	2,888	0	(56)	(56)	0	0	0	0	2,832	0
Corporate debt securities	7,158	0	(8)	(8)	900	0	(1,065)	(2,991)	3,994	0
Other asset-backed securities and debt securities	90,401	1,291	(13,657)	(12,366)	40,370	(3,925)	(32,953)	0	81,527	131
Equity securities	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Investment funds	61,193	8,197	(1,641)	6,556	31,725	(10,108)	(5,465)	0	83,901	8,033
Derivative assets and liabilities (net)	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Options held/written and other	5,272	10,402	(192)	10,210	3,748	0	0	0	19,230	10,402
Other asset	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Reinsurance recoverables*5	12,449	2,937	0	2,937	3,053	0	(233)	0	18,206	2,937
Policy Liabilities and Policy Account Balances	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802
Variable annuity and variable life insurance contracts*6	360,198	4,802	1,215	6,017	0	0	(53,442)	0	300,739	4,802

*1	Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
*5	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*6	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
There were no transfers in or out of Level 3 in fiscal 2018.
In fiscal 2019, Japanese prefectural and foreign municipal bond securities totaling ¥3,305 million were transferred from Level 2 to Level 3, since the valuation techniques to measure fair value of a certain foreign municipal bond security has been changed to discounted cash flows methodologies using unobservable inputs. The change of the valuation techniques is due to judgement that the Company and its subsidiaries cannot rely on price quotations from independent pricing service vendors and brokers considering deterioration of estimated cash flows from the security. In addition, CMBS and RMBS in Americas totaling ¥23,406 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active. In fiscal 2020, corporate debt securities totaling ¥2,991 million were transferred from Level 3 to Level 2, since the inputs became observable.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis	These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥3,839	¥0	¥3,839	¥0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	6,630	0	0	6,630
Investment in operating leases and property under facility operations	12,901	0	0	12,901
Certain investments in affiliates	2,897	0	0	2,897

	¥26,267	¥0	¥3,839	¥22,428

2020
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥4,823	¥0	¥0	¥4,823
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	0	0	12,557
Investment in operating leases and property under facility operations	5,731	0	1,193	4,538
Certain investments in affiliates	11,213	8,741	0	2,472

	¥34,324	¥8,741	¥1,193	¥24,390

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and 2020.

	March 31, 2019
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,888	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	2,162	Discounted cash flows	Discount rate	0.1% – 1.3%
				(0.8%)
	4,996	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	23,651	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.3%)
			Probability of default	0.6% – 1.6%
				(0.8%)
	66,750	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	6,012	Internal cash flows	Discount rate	0.0% – 65.0%
				(11.3%)
	32,702	Discounted cash flows	Discount rate	3.8% – 17.0%
				(14.1%)
	22,479	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	5,005	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.6%)
	267	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	12,449	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 24.0%
				(16.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.9%)

Total	¥179,361

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥360,198	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(16.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(80.3%)

Total	¥360,198

	March 31, 2020
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,832	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	1,995	Discounted cash flows	Discount rate	0.4% – 2.5%
				(0.8%)
	1,999	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	20,582	Discounted cash flows	Discount rate	1.0% – 51.2%
				(12.1%)
			Probability of default	1.9%
				(1.9%)
	60,945	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	5,714	Internal cash flows	Discount rate	0.0%
				(0.0%)
	54,898	Discounted cash flows	WACC	7.6% – 19.1%
				(16.5%)
			EV/Terminal EBITDA multiple	7.0x – 11.9x
				( 9.3x )
		Market multiples	EV/Last twelve months EBITDA multiple	7.5x – 11.8x
				( 9.4x )
			EV/Forward EBITDA multiple	6.5x – 10.3x (8.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x – 12.1x (9.5x)
	23,289	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	19,170	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.4%)
	60	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	18,206	Discounted cash flows	Discount rate	(0.2)% – 0.6%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.4%)
			Lapse rate	1.5% – 14.0%
				(7.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥209,690

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥300,739	Discounted cash flows	Discount rate	(0.2)% – 0.6%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 30.0%
				(6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(80.9%)

Total	¥300,739

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during fiscal 2019 and 2020.

	2019
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,630	Direct capitalization	Capitalization rate	5.8% – 8.2%
				((6.3%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	2,345	Discounted cash flows	Discount rate	7.3%
				((7.3%)
	10,556	Appraisals	—	—
Certain investments in affiliates	334	Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	14.0%
				((14.0%)
	2,563	Appraisals	—	—

	¥22,428

	2020
	Millions of yen		Significant unobservable inputs	Range (Weighted average)
	Fair value	Valuation technique(s)
Assets:
Loans held for sale	¥4,823	Discounted cash flows	Discount rate	5.7% – 7.7%
				(6.8)%
Real estate collateral-dependent loans (net of allowance for probable loan losses)	12,557	Direct capitalization	Capitalization rate	5.6% – 7.0%
				((6.0%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	302	Direct capitalization	Capitalization rate	4.3%
				(4.3)%
		Discounted cash flows	Discount rate	4.1%
				(4.1)%
	4,236	Appraisals	—	—
Certain investments in affiliates	359	Discounted cash flows	WACC	14.0%
				(14.0%)
		Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	7.0x (7.0x)
			EV/Precedent transaction three year average EBITDA multiple	7.0x (7.0x)
	2,113	Appraisals	—	—

	¥24,390